Warrant derivative liability	12 Months Ended
Dec. 31, 2013
Warrant derivative liability [Abstract]
Warrant derivative liability

Note 10 - Warrant derivative liability

Public Warrants

In March 2008, the Company, then a special purpose acquisition corporation ("SPAC"), completed its IPO, in which it sold 4,239,300 units (consisting of one ordinary share and one warrant) at $8.00 per unit. Those warrants ("Public Warrants") issued in the IPO are publicly traded. Of the 4,239,300 Public Warrants outstanding prior to the consummation of the Acquisition, holders of 2,673,273 Public Warrants elected to redeem the warrants for cash of $0.50 per warrant.

During the year of 2011, the Company bought back 967,177 public warrants through private negotiations for total consideration of $361 with an average price $0.37 per warrant. As a result, 598,850 Public Warrants were outstanding at December 31, 2013 and 2012.

Those warrants are excisable at $8.00 per share and expired on March 7, 2014. In the event that the last sale price of an ordinary share exceeds $11.50 per share for any 20 trading days within a 30-trading day period, the Company has the option to redeem Public Warrants at a price of $0.01 per warrant. These warrants are publicly traded and were valued at the quoted market price of $0.02 per warrant as of December 31, 2013 and 2012.

Unit Options

Connected with the IPO in March 2008, the Company issued an option ("Unit Options") on a total of 280,000 units with each unit consisting of one ordinary share and one ordinary share warrant ("Representative Warrants") to the underwriters, Broadband Capital Management LLC. The Unit Option permits the acquisition of 280,000 Units at $10.00 per unit. Those Representative Warrants are excisable at $8.00 per share and expired on March 7, 2014, and were valued at $0 per share at December 31, 2013, using the observable market price of the Public Warrants.

The Company utilized the American Binomial Option Valuation Model to estimate the value of the Unit Options as of December 31, 2013 at $0, with an exercise price of $9.98 (being $10.00 minus the portion of the exercise price of $0.02 allocated as the value of the warrant component), market price of $3.39, expected remaining term of 0.25 years, expected volatility of 30%, and risk free rate of 0.05%. The warrant component of the Unit Options was valued based on the public market price of the publicly traded warrants of $0.02 per warrants, or $6 in total, as of December 31, 2013.

The Company utilized the American Binomial Option Valuation Model to estimate the value of the Unit Options as of December 31, 2012 at $1, with an exercise price of $9.98 (being $10.00 minus the portion of the exercise price of $0.02 allocated as the value of the warrant component), market price of $1.14, expected remaining term of 1.25 years, expected volatility of 49%, and risk free rate of 0.18%. The warrant component of the Unit Options was valued based on the public market price of the publicly traded warrants of $0.02 per warrants, or $5 in total, as of December 31, 2012.

Underwriter Warrants

Connected with a secondary public offering of the Company's ordinary shares on December 23, 2010, the Company issued to its underwriter an option for $1 to purchase up to a total of 66,667 shares of ordinary shares (5% of the shares sold in the secondary offering) at $6.00 per share (120% of the price of the shares sold in the secondary offering). The option is exercisable commencing on June 12, 2012 and expires on December 20, 2015.

During 2011, the Company bought back 53,096 warrants from the underwriters for $27 with a price $0.50 per warrant. As a result, there were 13,571 outstanding underwriter warrants as of December 31, 2013 and 2012.

The Company utilized the American Binomial Option Valuation Model to estimate the value of the underwriter warrants as of December 31, 2013 at $3, with an exercise price of $6.00, market price of $3.39, expected remaining term of two years, expected volatility of 42%, and a risk free rate of 0.37%.

The Company utilized the American Binomial Option Valuation Model to estimate the value of the underwriter warrants as of December 31, 2012 at $1, with an exercise price of $6.00, market price of $1.14, expected remaining term of three years, expected volatility of 49%, and a risk free rate of 0.36%.

The Company adopted the provisions of an accounting standard regarding instruments that are Indexed to an Entity's Own Stock. This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both:

(a) indexed to the Company's own stock; and

(b) classified in shareholders' equity in the statement of financial position would not be considered a derivative financial instrument.

It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer's own stock and thus able to qualify for the scope exception within the standards.

As a result, the Public Warrants, Sponsor Warrants and Unit Options previously treated as equity pursuant to the derivative treatment exemption are no longer provided equity treatment because the strike price of the warrants is denominated in U.S. Dollars, a currency other than the Company's functional currency which is the RMB. Therefore the warrants and unit options are not considered indexed to the Company's own stock. As such, all future changes in the fair value of these securities will be recognized currently in earnings until such time as the securities are exercised or expire.

As of December 31, 2013, the fair values of the public warrants, underwriter warrants and Unit Option were $12, $3 and $6 respectively. The amount of $3 was recognized as "Change in fair value of warrant derivative liability" in the consolidated statements of comprehensive income for the year ended December 31, 2013.

As of December 31, 2012, the fair values of the public warrants, underwriter warrants and Unit Option were $12, $1 and $5 respectively. The amount of $75 was recognized as "Change in fair value of warrant derivative liability" in the consolidated statements of comprehensive income for the year ended December 31, 2012.

A summary of changes in warrant activity is presented as follows:

	Public Warrants	Unit Options *	Underwriter Warrants

Outstanding, January 1, 2012 and December 31, 2012 and 2013	598,850	280,000	13,571

* Each unit option includes one ordinary share and one ordinary share warrant.